Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Expenses By Nature Text Block Abstract
Schedule of expenses by nature
	Cost of products sold	Selling expenses	General and administrative expenses	Total
Depreciation and amortization	81,324	-	1,290	82,614
Personnel expenses	56,924	3,240	39,257	99,421
Expenses with service provider	166,772	-	5,858	172,630
Leasing	28,267	-	342	28,609
Cost of agricultural products	284,694	-	-	284,694
Fair value of adjustment of agricultural products	508,496	-	-	508,496
Freight and storage	-	33,123	-	33,123
Allowance for doubtful accounts	-	20	-	20
Sale of farm	-	7,195	-	7,195
Maintenance, travel expenses and others	16,211	-	9,221	25,432
Period ended June 30, 2022	1,142,688	43,578	55,968	1,242,234
Depreciation and amortization	109,023	-	981	110,004
Personnel expenses	30,293	3,060	32,406	65,759
Expenses with service provider	193,254	-	6,482	199,736
Leasing	11,368	-	397	11,765
Cost of agricultural products	53,684	-	-	53,684
Fair value of adjustment of agricultural products	316,636	-	-	316,636
Freight and storage	-	24,740	-	24,740
Allowance for doubtful accounts	-	151	-	151
Maintenance, travel expenses and others	14,887	-	6,586	21,473
Period ended June 30, 2021	729,145	27,951	46,852	803,948
Depreciation and amortization	58,737	-	1,512	60,249
Personnel expenses	25,115	2,290	30,681	58,086
Expenses with service provider	143,808	-	5,593	149,401
Leasing	13,462	-	175	13,637
Cost of agricultural products	134,972	-	-	134,972
Fair value of adjustment of agricultural products	96,689	-	-	96,689
Freight and storage	-	14,450	-	14,450
Allowance for doubtful accounts	-	(2,440)	-	(2,440)
Maintenance, travel expenses and others	11,030	-	5,929	16,959
Period ended June 30, 2020	483,813	14,300	43,890	542,003